Segment Information and Major Customers (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total Sales	$ 6,154	$ 5,524	$ 23,961	$ 20,511
Sales Percentage	100.00%	100.00%	100.00%	100.00%
United States [Member]
Segment Reporting Information [Line Items]
Total Sales	4,740	3,792	16,338	14,419
Sales Percentage	77.00%	69.00%	68.00%	70.00%
Asia [Member]
Segment Reporting Information [Line Items]
Total Sales	178	299	1,218	960
Sales Percentage	3.00%	5.00%	5.00%	5.00%
Europe [Member]
Segment Reporting Information [Line Items]
Total Sales	967	1,074	5,309	4,319
Sales Percentage	16.00%	19.00%	22.00%	21.00%
Other International [Member]
Segment Reporting Information [Line Items]
Total Sales	$ 269	$ 359	$ 1,096	$ 813
Sales Percentage	4.00%	7.00%	5.00%	4.00%